Share-based Payment	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment
42	Share-based payment
The employees of the Group participate in the share-based compensation plan that comprised of share options and PSUs.

(a)	Share options
In December 2014 and August 2015, the Board of Directors of the Company approved the establishment of Phase I Share Incentive Plan (“2014 Plan”) and Phase II Share Incentive Plan (“2015 Plan”) to grant a maximum of 20,644,803 Class A ordinary shares and maximum of 25,000,000 Class A ordinary shares. Such shares reserved were treated as treasury shares in the consolidated financial statements.
Options granted under the 2014 Plan and 2015 Plan are valid and effective for 10 years from the date of grant and are generally vested evenly in four years. The Group determined that the vesting period will commence no later than the grant date and end on 6 months after IPO date or service condition ending date, whichever is later. Before IPO, the Group revised the vesting period to reflect the best available estimate of the IPO date. Before successful IPO, any change in the estimate of the IPO date would result in an adjustment of share-based compensation expenses on cumulative basis in the period when such changes were made.
The Group does not have statutory or constructive obligations to purchase or repay options by cash.
The following table sets forth the changes in the number of outstanding options and weighted average exercise prices:

	Average exercise price per share option	Number of options (in ’000)
Outstanding as of January 1, 2019	74.86	28,819
Forfeited during the year	73.92	(3,475)

Outstanding as of December 31, 2019	74.99	25,344

Forfeited during the year	79.23	(3,884)

As of December 31, 2020	74.22	21,460

Forfeited during the year	91.64	(1,702)

Exercised during the year	41.43	(1,937)

As of December 31, 2021	76.12	17,821

The Company recognized RMB55 million, RMB95 million and
RMB4
million expenses related to share options in 2019, 2020 and 2021, respectively. No options expired during the periods covered by the above table. The weighted-average remaining contract life for outstanding share options was
5.52 years and 4.47 years as of December 31, 2020 and 2021, respectively. The following table sets forth the outstanding share options as of December 31, 2021 by different exercise price:

Exercise price per share option	Number of options (in ’000)
8.00	2,532
50.00	4,562
98.06	7,905
118.00	2,822

17,821

No share options were granted for the years ended December 31, 2020 and 2021.

(b)	PSUs
On September 4, 2019, the Board of Directors of the Company approved the establishment of 2019 Performance Share Unit Plan (“2019 Plan”) to grant a maximum of 15,000,000 Class A ordinary shares which is reallocated from the 2015 Plan. Such shares were issued to Tun Kung Company Limited on December 24, 2019 and were treated as treasury shares in the consolidated financial statements. On July 21, 2021, the Company’s board of directors approved and authorized the Company to repurchase an aggregate of 35,644,803 shares, which include 2014 Plan, 2015 Plan and 2019 Plan, held by Tun Kung Company Limited at par value per share.
In 2021, 1,589,900 PSUs were granted (2020:
1,990,600
shares), which are generally subject to a four-year vesting schedule as determined by the administrator of the plans. The actual number of PSUs provided to grantee can vary from zero to 100 percent depending on the Group’s performance against certain key performance indicators which are determined annually.
The following table sets forth the changes in the number of PSUs and weighted average exercise prices:

	Weighted average grant day fair value	Number of units (in ’000)
Outstanding as of January 1, 202 0	—	—
Granted during the year	140.88	1,990
Forfeited during the year	141.31	(32)
Outstanding as of December 31, 2020	140.87	1,958
Granted during the year	82.60	1,590
Forfeited during the year	152.70	(223)
Exercised during the year	141.69	(283)

Outstanding as of December 31, 2021	109.47	3,042

The Company recognized RMB129 million expenses related to PSUs in 2021 (2020: RMB70 million).
Before successful IPO, the Group used the discounted cash flow method to determine the underlying equity fair value of the Company. After the IPO, the Group determined the underlying equity fair value of the Company based on its stock price as of the grant date. Based on fair value of the underlying equity, the Group used Monte Carlo Simulation model to determine the fair value of the share unit as of the grant date. The risk-free rate was estimated based on the yield of the government bond of United States with a maturity date similar to the maturity date of the share unit plus the country risk premium of China. Volatility was estimated at grant date based on average of historical volatilities of the comparable companies with length commensurable to the time to maturity of the share unit. Dividend yield was estimated based on management’s best estimate at the grant date. The following table sets forth the key assumptions used in the Monte Carlo Simulation model for the share unit granted during the years ended December 31, 2020 and 2021.

	PSUs granted in Year ended December 31,
	2020	2021
Risk-free rate	1.61%-2.99%	0.94%-1.70%
Expected volatility rate	37.40%-38.00%	55.40%-59.70%
Expected dividend yield	0.00%	0.00%-3.00%